Commodity Derivative Instruments And Hedging Activities (Components Of Commodity Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					6 Months Ended							12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended								6 Months Ended										12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - September 2013 NYMEX Strike Price 3.70 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.67 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.81 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.79 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.86 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - September 2013 NYMEX Strike Price 3.70 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.67 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.81 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.79 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.86 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.91 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - June 2014 NYMEX Strike Price 4.09 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - June 2014 NYMEX Strike Price 4.09 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 3.67 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 3.67 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.15 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.15 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] July 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.94 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.94 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.35 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.35 [Member] Swap [Member]	Feb. 28, 2013 U.S. Gulf Coast Oil [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - June 2013 NYMEX Strike Price 84.70 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Buy [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Buy [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 95.72 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 95.35 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 95.72 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 105.25 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 95.35 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 85.50 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 85.50 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] January 2014 - June 2014 NYMEX Strike Price 85.40 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - June 2014 NYMEX Strike Price 85.40 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 95.00 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 85.50 [Member] Call Option - Buy [Member]		Jun. 30, 2013 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 63.60 [Member Put Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 63.60 [Member Put Option - Sell [Member]		Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2014 - September 2014 NYMEX Strike Price 85.90 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] July 2014 - September 2014 NYMEX Strike Price 85.90 [Member] Swap [Member]
Derivative [Line Items]
Derivative inception period	January 2013	January 2013	January 2013	January 2013	January 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	July 2014	July 2014	January 2015	January 2015	January 2015	January 2015		January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	January 2014	January 2014	January 2014	January 2014	[1]	January 2014	January 2014	[1]	July 2014	July 2014
Derivative maturity period	September 2013	December 2013	December 2013	December 2013	December 2013	September 2013	December 2013	December 2013	December 2013	December 2013	December 2013	June 2014	June 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2015	December 2015	December 2015	December 2015		June 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	June 2014	June 2014	September 2014	September 2014	[1]	September 2014	September 2014	[1]	September 2014	September 2014
Volume	90,556.00	152,083.00	302,625.00	122,325.00	228,519.00	30,667.00	153,333.00	288,583.00	114,933.00	166,119.00	29,130.00	150,833.00	150,833.00	152,083.00	152,083.00	121,083.00	121,083.00	79,850.00	79,850.00	30,667.00	30,667.00	167,042.00	167,042.00	85,433.00	85,433.00		21,117.00	13,292.00	13,292.00	21,292.00	13,292.00	13,292.00	8,833.00	11,436.00	13,401.00	13,401.00	5,088.00	21,467.00	21,467.00	13,401.00	13,401.00	13,401.00	9,792.00	15,333.00	15,333.00	24,133.00	24,133.00	21,233.00	21,233.00	[1]	21,233.00	21,233.00	[1]	21,467.00	21,467.00
Strike Price	3.70	3.67	3.81	3.79	3.86	3.70	3.67	3.81	3.79	3.86	3.91	4.09	4.09	3.67	3.67	4.15	4.15	4.00	4.00	4.00	4.00	4.94	4.94	4.35	4.35		84.70	125.00	125.00	70.00	70.00	109.10	95.72	95.35	125.00	125.00	95.72	70.00	70.00	109.10	109.10	105.25	95.35	85.50	85.50	85.40	85.40	95.00	85.50	[1]	63.60	63.60	[1]	85.90	85.90
Monetized amount of derivatives																										$ 1.1

[1]	During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.